Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Golar LNG Partners LP
Entity Central Index Key	0001415916
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016